SCHWABFUNDS(R)




SCHWAB
GOVERNMENT
BOND FUNDS





Annual Report
August 31, 1997

 [Photo of        Dear Shareholder,
 Charles Schwab]
                  With the support of investors like you, SchwabFunds(R) continues to be among the largest and fastest-growing mutual fund families in the nation. Charles Schwab Investment
                  Management, Inc. (CSIM) now manages over $50 billion in assets for more than 2.5 million SchwabFunds shareholders and offers
                  31 funds spanning a spectrum of financial markets and investing styles.


ENHANCING CHANNELS OF COMMUNICATION

We believe that an important part of serving your needs is keeping you informed about your investments. This report, for example, contains performance and financial data on your fund as well as an analysis of market trends during the reporting period and the impact of those trends on our portfolio management strategy. This is just one way we hope to keep communication open between you and the people managing your investments.

In addition, if you're among the millions of people exploring the Internet, I encourage you to visit our Web site at WWW.SCHWAB.COM/SCHWABFUNDS, where you'll find a wealth of information -- including monthly commentaries on market conditions from our SchwabFunds portfolio managers.

NEW INVESTMENT OPPORTUNITIES

In our ongoing commitment to provide additional investment opportunities, we recently introduced Schwab OneSource Portfolios - Small Company Fund -- a professionally managed portfolio of small company mutual funds in one convenient investment. If you're looking for an easy, cost-effective way to tap into the growth potential of small companies, this fund may be an appropriate investment for you. For a free prospectus which contains more information including fees and expenses, please call our toll-free line at 1-800-435-4000. Please be sure to read the prospectus before investing.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs and to provide you with timely information on SchwabFunds.



                                 /s/ Charles R. Schwab
                                 ---------------------
                                     Charles R. Schwab

                                                 Make Your
                                                 Money Work
                                                 Harder!

                                                 Use this envelope to easily add
                                                 to your Schwab Bond Fund.

Charles Schwab

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWAB BOND FUND INVESTMENT.

Now, you can easily add to your investment by using this convenient Schwab investment coupon. You can also have money transferred to your bond fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP).1 If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

DON'T DELAY. USE THIS CONVENIENT INVESTMENT ENVELOPE AND SEND YOUR CHECK TODAY!

1. The Automatic Investment Plan does not ensure profit or protect against loss in declining markets.

------------------------------------------------------------------------------
                              PLEASE DETACH HERE.

SCHWAB BOND FUND
INVESTMENT COUPON
------------------------------------------------------------------------------

Please enclose your check and this completed investment coupon in the attached postage-paid envelope.

---------------------------------------------
NAME

$
---------------------------------------------
AMOUNT OF INVESTMENT*

X
---------------------------------------------
SIGNATURE

/ /  Check here if you would like more investment coupons for future use.

/ / Check here if you would like more information on Schwab's Automatic Investment Plan (AIP).

*THIS ENVELOPE MAY NOT BE USED FOR INITIAL INVESTMENTS. SUBSEQUENT INVESTMENT MINIMUM IS $100.

(c) 1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE. Printed on recycled paper. TF5009(9/97) CRS 20155


---------------------------------------------
            SCHWAB ACCOUNT NUMBER

PLEASE INDICATE INTO WHICH SCHWAB BOND FUND YOUR MONEY SHOULD BE INVESTED. THIS ENVELOPE MAY ONLY BE USED FOR PURCHASES OF FUNDS WHICH YOU ALREADY OWN AND FOR WHICH YOU HAVE A CURRENT PROSPECTUS.

/ /  Schwab Long-Term Government Bond Fund
/ /  Schwab Short/Intermediate Government Bond Fund
/ /  Schwab California Long-Term Tax-Free Bond Fund
/ /  Schwab California Short/Intermediate Tax-Free Bond Fund
/ /  Schwab Long-Term Tax-Free Fund
/ /  Schwab Short/Intermediate Tax-Free Fund

IF NO FUND IS INDICATED, YOUR INVESTMENT WILL GO INTO THE SWEEP MONEY FUND YOU'VE DESIGNATED IN YOUR SCHWAB ACCOUNT.

(Lift here for more information.)

CHARLES SCHWAB

JUST FOLLOW THESE EASY STEPS:

1. Fill out the Schwab investment coupon completely, including your name, account number, signature and the amount of your check. Please use a separate coupon for each account.

2. Make your check payable to CHARLES SCHWAB & CO., INC., and enclose your check with the completed coupon in this postage-paid envelope.

3. Then just drop your Schwab Bond Fund investment envelope in the mail today--and start putting your money to work! If you have any questions, don't hesitate to call your local Schwab office or 1-800-435-4000.


THIS ENVELOPE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT SCHWAB BOND FUND PROSPECTUS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Attn: Dept. AIP 333-4

                                                                ----------------
                                                                   NO POSTAGE
                                                                  NECESSARY IF
                                                                  MAILED IN THE
                                                                  UNITED STATES
                                                                ----------------


-----------------------------------------------------------
                      BUSINESS REPLY MAIL
FIRST-CLASS MAIL     PERMIT NO. 18125     SAN FRANCISCO, CA
-----------------------------------------------------------
                POSTAGE WILL BE PAID BY ADDRESSEE


CHARLES SCHWAB & CO., INC
PO BOX 7778
SAN FRANCISCO CA  94120-9419

TABLE OF CONTENTS
A WORD FROM SCHWABFUNDS(R) ..................................   2
SCHWAB SHORT/INTERMEDIATE GOVERNMENT BOND FUND...............   3
SCHWAB LONG-TERM GOVERNMENT BOND FUND .......................   5
THE PORTFOLIO MANAGER .......................................   7
MARKET OVERVIEW .............................................   8
QUESTIONS TO THE PORTFOLIO MANAGER ..........................  14
FINANCIAL STATEMENTS AND NOTES ..............................  17

A WORD FROM SCHWABFUNDS(R)

We are pleased to bring you the annual report for Schwab Short/Intermediate Government Bond Fund and Schwab Long-Term Government Bond Fund (the Funds) for the year ended August 31, 1997.

During the reporting period, the Funds achieved their primary objectives of providing a high level of current income consistent with preservation of capital. The chart below shows the income dividends on a per share basis paid by each Fund during each fiscal year or period since inception.

                           Income Dividends per Share
                                  [Bar Chart]

                 Label               A               B
-----------------------------------------------------------
Label                         SI              LT
-----------------------------------------------------------
    1             1991*            0.1               0
-----------------------------------------------------------
    2             1992             0.6               0
-----------------------------------------------------------
    3             1993**          0.37            0.31
-----------------------------------------------------------
    4             1994            0.54             0.6
-----------------------------------------------------------
    5             1995            0.59            0.69
-----------------------------------------------------------
    6             1996            0.59            0.65
-----------------------------------------------------------
    7             1997            0.59            0.65
-----------------------------------------------------------

                                  Fiscal Year

               [ ] Schwab Short/Intermediate Government Bond Fund
               [ ] Schwab Long-Term Government Bond Fund

 *Period from inception (11/5/91) through 12/31/91.
**Period from inception (3/5/93) through 8/31/93 for Schwab Long-Term Government Bond Fund and for the eight-month period ended 8/31/93 for Schwab Short/ Intermediate Government Bond Fund.

SCHWAB SHORT/INTERMEDIATE GOVERNMENT BOND FUND

The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements covering these securities. Under normal market conditions, the Fund seeks to maintain a dollar weighted average portfolio maturity not to exceed five years.

The chart below represents the Fund's portfolio as of 8/31/97. This information is not necessarily indicative of the Fund's future holdings. A complete detailed list of the Fund's investments, also as of 8/31/97, is located in the Schedule of Investments section later in this report.


                                   [Pie Chart]

                     Agency Obligations              38%
                     CMOs                             6%
                     Cash Equivalents                 1%
                     U.S. Treasury Obligations       55%

The chart on the following page compares the growth of a $10,000 investment in the Fund, made at inception, with a similar investment in the Lehman Brothers Mutual Fund Short (1-3 Year) U.S. Government Index (Lehman Short Gov't. Index). THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS.

TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
                $10,000 INVESTMENT IN SCHWAB SHORT/INTERMEDIATE
               GOVERNMENT BOND FUND AND LEHMAN SHORT GOV'T. INDEX


               [ ] Schwab Short/Intermediate Government Bond Fund
               [ ] Lehman Short Gov't. Index

                                  [Line Graph]



              Label                A                        B
---------------------------------------------------------------------
Label                           Schwab Short/
                                 Intermediate            Lehman Short
                         Government Bond Fund            Gov't. Index
---------------------------------------------------------------------
    1     Nov 5, 91                     10000                   10000
    2     Nov-91                        10117                   10059
    3     Dec-91                        10381                   10212
    4     Jan-92                        10241                   10199
    5     Feb-92                        10240                   10229
    6     Mar-92                        10190                   10226
    7     Apr-92                        10282                   10319
    8     May-92                        10440                   10415
    9     Jun-92                        10595                   10521
   10     Jul-92                        10794                   10642
   11     Aug-92                        10898                   10728
   12     Sep-92                        11053                   10829
   13     Oct-92                        10924                   10767
   14     Nov-92                        10868                   10751
   15     Dec-92                        11012                   10851
   16     Jan-93                        11202                   10965
   17     Feb-93                        11355                   11052
   18     Mar-93                        11395                   11087
   19     Apr-93                        11499                   11154
   20     May-93                        11462                   11128
   21     Jun-93                        11622                   11211
   22     Jul-93                        11661                   11236
   23     Aug-93                        11823                   11329
   24     Sep-93                        11851                   11365
   25     Oct-93                        11892                   11390
   26     Nov-93                        11819                   11392
   27     Dec-93                        11873                   11438
   28     Jan-94                        11973                   11509
   29     Feb-94                        11780                   11439
   30     Mar-94                        11628                   11380
   31     Apr-94                        11527                   11337
   32     May-94                        11485                   11353
   33     Jun-94                        11500                   11381
   34     Jul-94                        11599                   11484
   35     Aug-94                        11628                   11522
   36     Sep-94                        11585                   11495
   37     Oct-94                        11593                   11522
   38     Nov-94                        11528                   11473
   39     Dec-94                        11540                   11495
   40     Jan-95                        11697                   11654
   41     Feb-95                        11852                   11815
   42     Mar-95                        11919                   11883
   43     Apr-95                        12018                   11989
   44     May-95                        12232                   12197
   45     Jun-95                        12281                   12263
   46     Jul-95                        12308                   12314
   47     Aug-95                        12396                   12388
   48     Sep-95                        12470                   12449
   49     Oct-95                        12572                   12552
   50     Nov-95                        12696                   12659
   51     Dec-95                        12799                   12754
   52     Jan-96                        12900                   12862
   53     Feb-96                        12817                   12812
   54     Mar-96                        12778                   12803
   55     Apr-96                        12776                   12816
   56     May-96                        12777                   12844
   57     Jun-96                        12878                   12938
   58     Jul-96                        12917                   12988
   59     Aug-96                        12940                   13036
   60     Sep-96                        13072                   13155
   61     Oct-96                        13235                   13304
   62     Nov-96                        13368                   13402
   63     Dec-96                        13311                   13405
   64     Jan-97                        13378                   13469
   65     Feb-97                        13397                   13501
   66     Mar-97                        13355                   13491
   67     Apr-97                        13477                   13601
   68     May-97                        13575                   13698
   69     Jun-97                        13680                   13791
   70     Jul-97                        13874                   13941
   71     Aug-97                        13841                   13955



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 8/31/97

                                   1 Yr.       5 Yr.      Since         30-Day         Value of a
                                                        Inception 1    SEC Yield   $10,000 Investment
=====================================================================================================
Schwab Short/Intermediate
Government Bond Fund 2             6.96%       4.90%       5.74%         5.78%           $13,841
-----------------------------------------------------------------------------------------------------
Lehman Short
Gov't. Index                       7.05%       5.40%       5.89%         -               $13,955
=====================================================================================================


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 6/30/97

                                               1 Yr.       5 Yr.         Since           30-Day
                                                                      Inception 1      SEC Yield
=====================================================================================================
Schwab Short/Intermediate
Government Bond Fund 2                         6.23%       5.24%         5.70%             5.87%
=====================================================================================================





1 Inception date was 11/5/91.

2 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that maximum total operating expenses will not exceed 0.49%. This guarantee can be discontinued at any time. Without fee waivers and guarantees, as of 8/31/97, the Fund's 30-day SEC yield and average annual one-year, five-year, and since inception total returns would have been 5.42%, 6.61%, 4.61%, and 5.39%, respectively. Without fee waivers and guarantees, as of 6/30/97, the Fund's 30-day SEC yield and average annual one-year, five-year, and since inception total returns would have been 5.50%, 5.88%, 4.95%, and 5.35%, respectively.

SCHWAB LONG-TERM GOVERNMENT BOND FUND

The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements covering these securities. Under normal market conditions, the Fund seeks to maintain a dollar weighted average portfolio maturity which is generally greater than ten years.

The chart below represents the Fund's portfolio as of 8/31/97. This information is not necessarily indicative of the Fund's future holdings. A complete detailed list of the Fund's investments, also as of 8/31/97, is located in the Schedule of Investments section later in this report.


                                  [Pie Chart]

                        Agency Obligations           65%
                        Cash Equivalents              1%
                        U.S. Treasury Obligations    34%

The chart on the following page compares the growth of a $10,000 investment in the Fund, made at inception, with a similar investment in the Lehman Brothers U.S. Government Bond Index (Lehman Gov't. Bond Index). THIS INFORMATION IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS.

TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
               $10,000 INVESTMENT IN SCHWAB LONG-TERM GOVERNMENT
                     BOND FUND AND LEHMAN GOV'T. BOND INDEX

                   [ ] Schwab Long-Term Government Bond Fund
                   [ ] Lehman Gov't. Bond Index

                                  [Line Graph]

         Label        A                  B
----------------------------------------------------
 Label          Schwab Long-Term   Lehman Govt. Bond
              Government Bond Fund      Index
----------------------------------------------------
 1      Mar 5, 93       10000           10000
 2      Apr-93           9890           10077
 3      May-93           9927           10066
 4      Jun-93          10314           10289
 5      Jul-93          10441           10352
 6      Aug-93          10863           10583
 7      Sep-93          10901           10623
 8      Oct-93          10952           10664
 9      Nov-93          10688           10546
10      Dec-93          10738           10587
11      Jan-94          10938           10732
12      Feb-94          10544           10505
13      Mar-94          10220           10269
14      Apr-94          10112           10187
15      May-94          10060           10174
16      Jun-94          10027           10151
17      Jul-94          10239           10338
18      Aug-94          10233           10340
19      Sep-94          10005           10194
20      Oct-94          10036           10187
21      Nov-94          10031           10168
22      Dec-94          10122           10230
23      Jan-95          10347           10421
24      Feb-95          10648           10645
25      Mar-95          10718           10712
26      Apr-95          10887           10852
27      May-95          11429           11289
28      Jun-95          11445           11376
29      Jul-95          11348           11334
30      Aug-95          11566           11467
31      Sep-95          11711           11577
32      Oct-95          11931           11753
33      Nov-95          12173           11936
34      Dec-95          12395           12106
35      Jan-96          12438           12180
36      Feb-96          12075           11931
37      Mar-96          11934           11832
38      Apr-96          11766           11756
39      May-96          11722           11736
40      Jun-96          11885           11888
41      Jul-96          11890           11918
42      Aug-96          11830           11891
43      Sep-96          12112           12089
44      Oct-96          12451           12355
45      Nov-96          12763           12570
46      Dec-96          12537           12441
47      Jan-97          12533           12455
48      Feb-97          12556           12473
49      Mar-97          12353           12340
50      Apr-97          12606           12518
51      May-97          12732           12626
52      Jun-97          12918           12767
53      Jul-97          13363           13130
54      Aug-97          13152           13000







AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 8/31/97

                                  1 Yr.        Since           30-Day          Value of a
                                            Inception 3       SEC Yield    $10,000 Investment
=============================================================================================
Schwab Long-Term
Government Bond Fund 4           11.18%        6.28%            6.61%             $13,152
---------------------------------------------------------------------------------------------
Lehman Gov't.
Bond Index                        9.32%        6.01%              -               $13,000
=============================================================================================


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 6/30/97

                                               1 Yr.           Since               30-Day
                                                             Inception 3          SEC Yield
=============================================================================================
Schwab Long-Term
Government Bond Fund 4                         8.69%            6.10%               6.76%
=============================================================================================





3  Inception date was 3/5/93.

4 The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that maximum total operating expenses will not exceed 0.30%. This guarantee can be discontinued at any time. Without fee waivers and guarantees, as of 8/31/97, the Fund's 30-day SEC yield and average annual one-year and since inception total returns would have been 5.60%, 10.10%, and 3.91%, respectively. Without fee waivers and guarantees, as of 6/30/97, the Fund's 30-day SEC yield and average annual one-year and since inception total returns would have been 5.67%, 7.52%, and 3.67%, respectively.

THE PORTFOLIO MANAGER

STEPHEN B. WARD - Senior Vice President and Chief Investment Officer, has overall responsibility for the management of each Fund's portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

MARKET OVERVIEW

                              Real GDP Growth Rate

                Label           A
-------------------------------------
Label                       Real GDP
-------------------------------------
    1           Q1 1990         0.041
    2           Q2 1990         0.013
    3           Q3 1990        -0.019
    4           Q4 1990        -0.041
    5           Q1 1991        -0.022
    6           Q2 1991         0.017
    7           Q3 1991          0.01
    8           Q4 1991          0.01
    9           Q1 1992         0.047
   10           Q2 1992         0.025
   11           Q3 1992          0.03
   12           Q4 1992         0.043
   13           Q1 1993        -0.001
   14           Q2 1993         0.019
   15           Q3 1993         0.023
   16           Q4 1993         0.048
   17           Q1 1994         0.025
   18           Q2 1994         0.049
   19           Q3 1994         0.035
   20           Q4 1994          0.03
   21           Q1 1995         0.004
   22           Q2 1995         0.007
   23           Q3 1995         0.038
   24           Q4 1995         0.003
   25           Q1 1996          0.02
   26           Q2 1996         0.047
   27           Q3 1996         0.021
   28           Q4 1996         0.038
   29           Q1 1997         0.049
   30           Q2 1997         0.033

Source: Bloomberg L.P.

- The economy, as measured by the growth of real GDP, continues to expand at a healthy rate. The real GDP growth rate was 3.2% for the 1996 calendar year and 4.1% for the first six months of 1997.

- The apparent strength of the economy and the tight labor markets (refer to the next graph) continue to lead to speculation regarding the potential impact on future inflation and whether more restrictive Federal Reserve policy is imminent. The Federal Reserve has indicated that it is "on alert" for signs of accelerating inflation caused by either tight labor markets or by consumer spending fueled by a strong stock market.

- At the time of this writing, the economy appears poised for growth, continuing the current economic expansion which began in 1991.

                             U.S. Unemployment Rate

            Label          A
--------------------------------------
Label               Unemployment Rate
--------------------------------------
    1   Jan-90                  0.053
    2   Feb-90                  0.053
    3   Mar-90                  0.052
    4   Apr-90                  0.054
    5   May-90                  0.053
    6   Jun-90                  0.051
    7   Jul-90                  0.054
    8   Aug-90                  0.056
    9   Sep-90                  0.057
   10   Oct-90                  0.058
   11   Nov-90                   0.06
   12   Dec-90                  0.062
   13   Jan-91                  0.063
   14   Feb-91                  0.065
   15   Mar-91                  0.068
   16   Apr-91                  0.066
   17   May-91                  0.068
   18   Jun-91                  0.068
   19   Jul-91                  0.067
   20   Aug-91                  0.068
   21   Sep-91                  0.068
   22   Oct-91                  0.069
   23   Nov-91                  0.069
   24   Dec-91                  0.071
   25   Jan-92                  0.071
   26   Feb-92                  0.073
   27   Mar-92                  0.073
   28   Apr-92                  0.073
   29   May-92                  0.074
   30   Jun-92                  0.077
   31   Jul-92                  0.076
   32   Aug-92                  0.076
   33   Sep-92                  0.075
   34   Oct-92                  0.074
   35   Nov-92                  0.073
   36   Dec-92                  0.073
   37   Jan-93                  0.071
   38   Feb-93                   0.07
   39   Mar-93                   0.07
   40   Apr-93                   0.07
   41   May-93                  0.069
   42   Jun-93                  0.069
   43   Jul-93                  0.068
   44   Aug-93                  0.067
   45   Sep-93                  0.067
   46   Oct-93                  0.067
   47   Nov-93                  0.065
   48   Dec-93                  0.064
   49   Jan-94                  0.067
   50   Feb-94                  0.066
   51   Mar-94                  0.065
   52   Apr-94                  0.064
   53   May-94                   0.06
   54   Jun-94                   0.06
   55   Jul-94                  0.061
   56   Aug-94                  0.061
   57   Sep-94                  0.059
   58   Oct-94                  0.056
   59   Nov-94                  0.056
   60   Dec-94                  0.054
   61   Jan-95                  0.056
   62   Feb-95                  0.054
   63   Mar-95                  0.058
   64   Apr-95                  0.057
   65   May-95                  0.057
   66   Jun-95                  0.056
   67   Jul-95                  0.057
   68   Aug-95                  0.053
   69   Sep-95                  0.056
   70   Oct-95                  0.055
   71   Nov-95                  0.056
   72   Dec-95                  0.056
   73   Jan-96                  0.058
   74   Feb-96                  0.055
   75   Mar-96                  0.056
   76   Apr-96                  0.054
   77   May-96                  0.056
   78   Jun-96                  0.053
   79   Jul-96                  0.054
   80   Aug-96                  0.051
   81   Sep-96                  0.052
   82   Oct-96                  0.052
   83   Nov-96                  0.053
   84   Dec-96                  0.053
   85   Jan-97                  0.054
   86   Feb-97                  0.053
   87   Mar-97                  0.052
   88   Apr-97                  0.049
   89   May-97                  0.048
   90   Jun-97                   0.05
   91   Jul-97                  0.048
   92   Aug-97                  0.049

Source: Bloomberg L.P.

- The unemployment rate during 1996 remained near its lowest point for the decade. This declining trend continued into 1997, with the May and July rates of 4.8% representing the lowest rates since December 1973.

- Low unemployment rates typically lead many economists to question whether continued low levels of unemployment can persist without generating inflationary pressures on wages and ultimately, prices.

                             Measures of Inflation

                      [ ] Quarterly Employment Cost Index
                      [ ] Monthly Consumer Price Index

        Label                 A
---------------------------------------
Label                  Monthly Consumer
                         Price Index
---------------------------------------
 1      Jan-90          0.052
 2      Feb-90          0.053
 3      Mar-90          0.052
 4      Apr-90          0.047
 5      May-90          0.044
 6      Jun-90          0.047
 7      Jul-90          0.048
 8      Aug-90          0.056
 9      Sep-90          0.062
10      Oct-90          0.063
11      Nov-90          0.063
12      Dec-90          0.061
13      Jan-91          0.057
14      Feb-91          0.053
15      Mar-91          0.049
16      Apr-91          0.049
17      May-91           0.05
18      Jun-91          0.047
19      Jul-91          0.044
20      Aug-91          0.038
21      Sep-91          0.034
22      Oct-91          0.029
23      Nov-91           0.03
24      Dec-91          0.031
25      Jan-92          0.026
26      Feb-92          0.028
27      Mar-92          0.032
28      Apr-92          0.032
29      May-92           0.03
30      Jun-92          0.031
31      Jul-92          0.032
32      Aug-92          0.031
33      Sep-92           0.03
34      Oct-92          0.032
35      Nov-92           0.03
36      Dec-92          0.029
37      Jan-93          0.033
38      Feb-93          0.032
39      Mar-93          0.031
40      Apr-93          0.032
41      May-93          0.032
42      Jun-93           0.03
43      Jul-93          0.028
44      Aug-93          0.028
45      Sep-93          0.027
46      Oct-93          0.028
47      Nov-93          0.027
48      Dec-93          0.027
49      Jan-94          0.025
50      Feb-94          0.025
51      Mar-94          0.025
52      Apr-94          0.024
53      May-94          0.023
54      Jun-94          0.025
55      Jul-94          0.028
56      Aug-94          0.029
57      Sep-94           0.03
58      Oct-94          0.026
59      Nov-94          0.027
60      Dec-94          0.027
61      Jan-95          0.028
62      Feb-95          0.029
63      Mar-95          0.029
64      Apr-95          0.031
65      May-95          0.032
66      Jun-95           0.03
67      Jul-95          0.028
68      Aug-95          0.026
69      Sep-95          0.025
70      Oct-95          0.028
71      Nov-95          0.026
72      Dec-95          0.025
73      Jan-96          0.027
74      Feb-96          0.027
75      Mar-96          0.028
76      Apr-96          0.029
77      May-96          0.029
78      Jun-96          0.028
79      Jul-96           0.03
80      Aug-96          0.029
81      Sep-96           0.03
82      Oct-96           0.03
83      Nov-96          0.033
84      Dec-96          0.033
85      Jan-97           0.03
86      Feb-97           0.03
87      Mar-97          0.028
88      Apr-97          0.025
89      May-97          0.022
90      Jun-97          0.023
91      Jul-97          0.022
92      Aug-97          0.022


        Label                 A
-------------------------------------------
Label                  Quarterly Employment
                            Cost Index
-------------------------------------------
 1      Jan-90          0.053
 2      Feb-90          0.053
 3      Mar-90          0.053
 4      Apr-90          0.054
 5      May-90          0.054
 6      Jun-90          0.054
 7      Jul-90          0.051
 8      Aug-90          0.051
 9      Sep-90          0.051
10      Oct-90          0.048
11      Nov-90          0.048
12      Dec-90          0.048
13      Jan-91          0.046
14      Feb-91          0.046
15      Mar-91          0.046
16      Apr-91          0.045
17      May-91          0.045
18      Jun-91          0.045
19      Jul-91          0.043
20      Aug-91          0.043
21      Sep-91          0.043
22      Oct-91          0.042
23      Nov-91          0.042
24      Dec-91          0.042
25      Jan-92          0.041
26      Feb-92          0.041
27      Mar-92          0.041
28      Apr-92          0.035
29      May-92          0.035
30      Jun-92          0.035
31      Jul-92          0.034
32      Aug-92          0.034
33      Sep-92          0.034
34      Oct-92          0.035
35      Nov-92          0.035
36      Dec-92          0.035
37      Jan-93          0.034
38      Feb-93          0.034
39      Mar-93          0.034
40      Apr-93          0.036
41      May-93          0.036
42      Jun-93          0.036
43      Jul-93          0.036
44      Aug-93          0.036
45      Sep-93          0.036
46      Oct-93          0.034
47      Nov-93          0.034
48      Dec-93          0.034
49      Jan-94          0.032
50      Feb-94          0.032
51      Mar-94          0.032
52      Apr-94          0.031
53      May-94          0.031
54      Jun-94          0.031
55      Jul-94          0.031
56      Aug-94          0.031
57      Sep-94          0.031
58      Oct-94           0.03
59      Nov-94           0.03
60      Dec-94           0.03
61      Jan-95           0.03
62      Feb-95           0.03
63      Mar-95           0.03
64      Apr-95           0.03
65      May-95           0.03
66      Jun-95           0.03
67      Jul-95          0.028
68      Aug-95          0.028
69      Sep-95          0.028
70      Oct-95          0.028
71      Nov-95          0.028
72      Dec-95          0.028
73      Jan-96          0.029
74      Feb-96          0.029
75      Mar-96          0.029
76      Apr-96          0.029
77      May-96          0.029
78      Jun-96          0.029
79      Jul-96          0.029
80      Aug-96          0.029
81      Sep-96          0.029
82      Oct-96           0.03
83      Nov-96           0.03
84      Dec-96           0.03
85      Jan-97          0.028
86      Feb-97          0.028
87      Mar-97          0.028
88      Apr-97          0.028
89      May-97          0.028
90      Jun-97          0.028
91      Jul-97          0.030
92      Aug-97          0.030




Source: Bloomberg L.P.

- Both the Employment Cost Index and Consumer Price Index (CPI) remained in check throughout the first half of 1997, reflecting continued low levels of inflation.

- For the twelve months ended August 1997, the CPI rose 2.2%, the lowest rate since February 1987. Its core rate (which excludes the more volatile food and energy components) rose 2.3%, the lowest rate since 1965.

- The Federal Reserve has indicated that the economy remains at risk to inflation and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action in March, increasing the Federal Funds Rate by 0.25% to 5.50%, yet left interest rates unchanged at the recent July 1997 Federal Open Market Committee meeting.

                            TOTAL RETURN PERFORMANCE
                          GROWTH OF A DOLLAR INVESTED


            Label        A               B                 C                    D
--------------------------------------------------------------------------------------------------
Label               S&P 500      Schwab Small-Cap                Schwab    Lehman Brothers General
                      Index                 Index   International Index     U.S. Gov't Index
--------------------------------------------------------------------------------------------------
    1                          1                 1                  1                    1
    2   Sep-96             1.056             1.037              1.029                1.017
    3   Oct-96             1.085             1.019              1.026                1.039
    4   Nov-96             1.167              1.06              1.074                1.057
    5   Dec-96             1.144             1.079              1.064                1.046
    6   Jan-97             1.216             1.105              1.029                1.047
    7   Feb-97             1.225             1.078              1.046                1.049
    8   Mar-97             1.175             1.025              1.053                1.038
    9   Apr-97             1.245             1.028              1.064                1.053
   10   May-97             1.321             1.154              1.142                1.062
   11   Jun-97              1.38             1.214              1.209                1.074
   12   Jul-97              1.49             1.283              1.242                1.104
   13   Aug-97             1.404             1.312              1.152                1.093


[ ] Schwab Small-Cap Index(R)      [ ] S&P 500(R) Index
[ ] Schwab International Index(R)  [ ] Lehman Brothers General U.S. Gov't. Index

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The indices are representative returns of specific market sectors during the reporting period and do not reflect performance of any fund. Indices are unmanaged and, unlike a fund, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.

- Despite a 5.6% correction in August, large-cap domestic stocks, as represented by the S&P 500 Index, continued to be the strongest performing asset class, achieving a 40.6% return during the one-year reporting period ended August 31, 1997.

- As represented by the 31.2% return of the Schwab Small-Cap Index, small-cap stocks also achieved very strong returns during the reporting period, well in excess of their long-term averages.

- International stocks, as represented by the Schwab International Index, achieved a return of 15.2% for the reporting period, following a correction of 7.2% during August which was led by Asian markets.

- U.S. Government bonds, as represented by the Lehman Brothers General U.S. Government Index, achieved a return of 9.3% for the one-year reporting period.

                        S&P 500(R) Price/Earnings Ratio

                Label           A
------------------------------------------------------
Label                     S&P 500 Price/Earnings Ratio
------------------------------------------------------
 1              Jan-90              14.37
 2              Feb-90              14.21
 3              Mar-90              14.77
 4              Apr-90              14.82
 5              May-90              15.84
 6              Jun-90              16.66
 7              Jul-90              16.65
 8              Aug-90              15.57
 9              Sep-90               14.9
10              Oct-90              14.36
11              Nov-90              14.59
12              Dec-90              15.19
13              Jan-91              14.95
14              Feb-91              16.82
15              Mar-91              17.48
16              Apr-91              17.85
17              May-91              17.92
18              Jun-91              17.96
19              Jul-91              18.07
20              Aug-91              19.72
21              Sep-91              19.88
22              Oct-91              19.92
23              Nov-91              21.02
24              Dec-91              21.85
25              Jan-92              23.35
26              Feb-92              23.83
27              Mar-92              25.45
28              Apr-92              25.51
29              May-92              25.71
30              Jun-92              25.08
31              Jul-92              25.61
32              Aug-92               25.5
33              Sep-92              24.37
34              Oct-92              23.94
35              Nov-92              24.08
36              Dec-92              24.01
37              Jan-93               24.2
38              Feb-93              24.25
39              Mar-93              24.22
40              Apr-93               23.2
41              May-93              23.21
42              Jun-93              22.58
43              Jul-93              22.52
44              Aug-93              23.02
45              Sep-93              23.74
46              Oct-93              23.97
47              Nov-93              22.55
48              Dec-93              23.55
49              Jan-94              22.98
50              Feb-94              21.17
51              Mar-94              20.34
52              Apr-94               20.1
53              May-94              20.16
54              Jun-94              19.76
55              Jul-94              18.64
56              Aug-94               18.9
57              Sep-94              18.26
58              Oct-94              17.55
59              Nov-94              16.58
60              Dec-94              16.98
61              Jan-95              16.23
62              Feb-95               16.2
63              Mar-95               16.5
64              Apr-95              16.02
65              May-95              16.43
66              Jun-95              16.82
67              Jul-95              16.55
68              Aug-95              16.18
69              Sep-95              16.86
70              Oct-95              16.18
71              Nov-95              17.14
72              Dec-95              17.41
73              Jan-96              18.11
74              Feb-96              18.56
75              Mar-96              18.94
76              Apr-96              19.16
77              May-96              19.48
78              Jun-96               19.3
79              Jul-96              18.31
80              Aug-96              18.62
81              Sep-96              19.75
82              Oct-96               19.6
83              Nov-96              21.05
84              Dec-96               20.7
85              Jan-97              20.55
86              Feb-97              20.98
87              Mar-97              19.87
88              Apr-97              20.24
89              May-97              21.43
90              Jun-97              22.45
91              Jul-97              23.92
92              Aug-97              22.64

Source: Bloomberg L.P.

- The price/earnings ratio for the S&P 500 was 22.6 at the close of the reporting period, well above its 30-year average of 14.7.

- Based on other traditional measures such as the price-to-book value ratio or dividend yield, the U.S. stock market valuation, as measured by the S&P 500, reached historical highs during the reporting period.

- Although low inflation and interest rates, as well as strong flows into mutual funds, have helped the U.S. equity markets reach such levels, Federal Reserve Chairman Greenspan has warned that current stock market values make sense only if the outlook for corporate earnings growth remains positive, an assumption which should be widely debated by market participants.

                    30-Year and 5-Year Treasury Bond Yields

                Label                    A                     B
-----------------------------------------------------------------------
Label                           30-Year Treasury      5-Year Treasury
                                   Bond Yield            Bond Yield
-----------------------------------------------------------------------
    1            Sep 6, 96              0.0711                  0.067
    2           Sep 13, 96              0.0695                  0.0647
    3           Sep 20, 96              0.0704                  0.0662
    4           Sep 27, 96              0.0691                  0.0644
    5            Oct 4, 96              0.0674                  0.0621
    6           Oct 11, 96              0.0685                  0.0628
    7           Oct 18, 96               0.068                  0.0625
    8           Oct 25, 96              0.0682                  0.0626
    9            Nov 1, 96              0.0668                  0.0611
   10            Nov 8, 96              0.0651                  0.0603
   11           Nov 15, 96              0.0646                  0.0596
   12           Nov 22, 96              0.0644                  0.0593
   13           Nov 29, 96              0.0635                  0.0583
   14            Dec 6, 96              0.0651                  0.0599
   15           Dec 13, 96              0.0657                  0.0605
   16           Dec 20, 96              0.0661                  0.0614
   17           Dec 27, 96              0.0656                  0.0608
   18            Jan 3, 97              0.0673                  0.0627
   19           Jan 10, 97              0.0685                  0.0638
   20           Jan 17, 97              0.0682                  0.0631
   21           Jan 24, 97              0.0689                  0.0639
   22           Jan 31, 97              0.0679                  0.0625
   23            Feb 7, 97               0.067                  0.0615
   24           Feb 14, 97              0.0652                  0.0606
   25           Feb 21, 97              0.0664                  0.0616
   26           Feb 28, 97               0.068                  0.0639
   27            Mar 7, 97              0.0681                  0.0637
   28           Mar 14, 97              0.0694                  0.0652
   29           Mar 21, 97              0.0697                  0.0662
   30           Mar 28, 97              0.0709                  0.0678
   31            Apr 4, 97              0.0712                  0.0676
   32           Apr 11, 97              0.0717                  0.0684
   33           Apr 18, 97              0.0705                  0.0671
   34           Apr 25, 97              0.0714                  0.0684
   35            May 2, 97              0.0687                  0.0651
   36            May 9, 97              0.0689                  0.0652
   37           May 16, 97               0.069                  0.0655
   38           May 23, 97              0.0699                  0.0658
   39           May 30, 97              0.0691                   0.065
   40            Jun 6, 97              0.0677                  0.0637
   41           Jun 13, 97              0.0672                  0.0625
   42           Jun 20, 97              0.0666                  0.0627
   43           Jun 27, 97              0.0674                  0.0633
   44            Jul 4, 97              0.0663                  0.0619
   45           Jul 11, 97              0.0653                  0.0612
   46           Jul 18, 97              0.0653                  0.0614
   47           Jul 25, 97              0.0645                  0.0608
   48            Aug 1, 97              0.0645                  0.0607
   49            Aug 8, 97              0.0664                  0.0622
   50           Aug 15, 97              0.0655                  0.0606
   51           Aug 22, 97              0.0665                  0.0619
   52           Aug 29, 97              0.0661                  0.0622

                        [ ]  30-Year Treasury Bond Yield
                        [ ]   5-Year Treasury Bond Yield


Source: Bloomberg L.P.

- Although bond yields moved within a fairly narrow trading range throughout most of the reporting period, they were heavily influenced by reports indicating the relative strength of the economy.

- Yields declined during the third and into the fourth quarter of 1996 following reports of weaker economic data and a slowing of the GDP growth rate to 2.1% during the third quarter. The fourth quarter's lower interest rates prompted renewed refinancing activity and consumer spending, resulting in better employment growth, higher rates, and stronger GDP growth through the first quarter of 1997.

- Yields experienced another decline during the second quarter of 1997, again in response to reports of weaker economic activity.

QUESTIONS TO THE PORTFOLIO MANAGER

Q. HOW WERE THE FUNDS MANAGED DURING THE REPORTING PERIOD? WERE ANY CHANGES MADE TO THE PORTFOLIO?

A. SCHWAB SHORT/INTERMEDIATE GOVERNMENT BOND FUND: The weighted average maturity
(WAM) of the Fund was extended slightly during the one-year reporting period. In early 1997, we had shortened this Fund's WAM as stronger economic growth and higher interest rates appeared imminent. As new data revealed that the economy was not as strong as anticipated, lowering the risk of rising bond yields (and therefore, falling bond prices) we moderately extended the WAM, thereby increasing the fund's yield. The Fund's WAM at the end of the period was 2.85 years, up from 2.52 years at the beginning of the period.

SCHWAB LONG-TERM GOVERNMENT BOND FUND: In contrast to the Schwab Short/Intermediate Government Bond Fund, we maintained the Fund's WAM at the shorter end of this Fund's minimum range (10 years). Interest rate movements during the reporting period were quick and volatile, primarily impacting the long end of the market. During the reporting period, we increased the Fund's exposure to U.S. Government agency securities and maintained a duration at the shorter end of the permissible range for the Fund. These steps were taken to protect the Fund against the short run price volatility which was prevalent during this reporting period. The Fund's WAM at the end of the period was 11.05 years, up slightly from 10.98 years at the beginning of the period.

In both funds, we continue to execute a cautious strategy, carefully watching economic indicators and monitoring Federal Reserve Bank communications regarding the target level for short-term interest rates.

Q. HOW DO THE SCHWAB GOVERNMENT BOND FUNDS FIT INTO AN ASSET ALLOCATION PLAN?

A. The Schwab Government Bond Funds can be used to fulfill all or a portion of the bond component of an asset allocation plan. Bond funds can be an important element in an asset allocation plan because of their ability to generate income and to help reduce overall portfolio volatility. The selection of a taxable or tax-exempt bond fund should be a function of whether you plan to hold the fund in a tax-deferred account (such as an IRA or 401(k) account) or not; and if not, a function of your marginal tax bracket. Under most market conditions, tax-exempt investments held outside of a tax-deferred account are generally more attractive to higher tax-bracket investors.

Short/intermediate bond funds historically have offered greater price stability in exchange for lower and somewhat more volatile yields. Conversely, funds with longer WAMs historically have paid higher and somewhat more stable yields with correspondingly greater price volatility. The selection of the most appropriate fund will depend on your own degree of risk tolerance, need for income, and time horizon. To position your portfolio to respond to fluctuating interest rates or to create a balanced combination of maturities, you may wish to consider investing in both Schwab Government Bond Funds.

Q. SINCE THE STOCK MARKET HAS ACHIEVED RECORD HIGHS, IS IT TIME TO THINK ABOUT INCREASING MY ALLOCATION TO BONDS?

A. Whenever there has been a significant divergence between returns of asset classes, it is prudent to review your portfolio asset allocation. For the three-year period ended 8/31/97, total returns on large-cap domestic stocks far exceeded those of domestic bonds. For example, Schwab 1000 Fund(R), a large-cap domestic equity portfolio, produced an average annual total return of 25.28% for the three-year period ended 8/31/97 while Schwab Long-Term Government Bond Fund returned 8.73% over the same period.5 This divergence between asset class returns can affect portfolio asset allocation over time.

As shown on the following page, if an investor had a hypothetical asset allocation of 60% stocks and 40% bonds (investing in just these two funds) at the beginning of the three-year period, and reinvested all fund distributions, the asset allocation mix would have shifted to 70% stocks and 30% bonds by the end of the period - a significant shift from the investor's original strategy caused by the variance in returns of stocks and bonds.6




5 TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of both Funds' fees during the period. Without the waiver, each Fund's total return would have been lower.

6 Note that these are hypothetical asset allocations only.

                            -----------------------------------------------------------
                              8/31/94 Portfolio     Three-Year      8/31/97 Portfolio
                            ---------------------                 ---------------------
                             Value     Allocation    Growth        Value     Allocation
---------------------------------------------------------------------------------------
Schwab 1000 Fund(R)         $ 6,000        60%       $5,798       $11,798        70%
---------------------------------------------------------------------------------------
Schwab Long-Term
Government Bond Fund        $ 4,000        40%       $1,142       $ 5,142        30%
---------------------------------------------------------------------------------------
Total Portfolio Value       $10,000       100%       $6,940       $16,940       100%
---------------------------------------------------------------------------------------


Rather than trying to time markets, we believe investors should focus on their own risk profiles and income needs to determine the most appropriate level of bonds in their portfolios. In addition to providing income, bonds have performance characteristics which may make them an attractive element of a well-diversified investment portfolio. Since bond returns have historically not been well correlated with stock returns, combining bonds in a portfolio with other asset classes can be an effective tool to help reduce overall portfolio volatility. 7

Q. CAN YOU PROVIDE AN UPDATE ON THE RECENT PROXY VOTE?

A. Shareholders overwhelmingly approved all proposals, including the proposal to amend each Fund's fundamental investment objective to change the Funds from Government bond funds to bond index funds tracking two Lehman Brothers bond indices. Of the shares voted, 91.7% and 89.1% were in favor of the indexing proposal for the Short/Intermediate Government Bond Fund and the Long-Term Government Bond Fund, respectively.

The Funds' transition from an "actively managed" strategy to an "indexing" strategy is expected to begin on November 1, and should be complete prior to the end of the year. Beginning with the next shareholder report, scheduled for February 28, 1998, the Funds' performances will be discussed and compared to their respective Lehman Brothers indices. Please refer to your proxy voting booklet if you have additional questions regarding this change.




7 For the 20-year period ended 12/31/96 the correlation of large-cap stock returns and government bond returns has been 0.37. Source: Symphony Asset Management.

SCHWAB SHORT/INTERMEDIATE GOVERNMENT BOND FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                  ASSET GROWTH

    Total             Total         Percentage
 Net Assets        Net Assets       Change Over
as of 8/31/97     as of 8/31/96      Reporting
   (000s)            (000s)           Period
-----------------------------------------------
  $ 127,460         $ 134,019        (4.9)%
-----------------------------------------------

         AVERAGE WEIGHTED MATURITY AT AUGUST 31, 1997

    Maturity               Value         % of          % of
    Schedule              (000s)       Portfolio     Portfolio
--------------------------------------------------------------
                                                      (cum.)
   1 -  6 Months         $  11,870         9.5%          9.5%
   7 - 36 Months            48,621        38.7          48.2
  37 - 60 Months            64,979        51.8         100.0%
                         ---------     ---------
                         $ 125,470       100.0%
                         =========     ========
Average Weighted Maturity--2.85 Years

SCHWAB LONG-TERM GOVERNMENT BOND FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                  ASSET GROWTH

    Total             Total         Percentage
 Net Assets        Net Assets       Growth Over
as of 8/31/97     as of 8/31/96      Reporting
   (000s)            (000s)           Period
-----------------------------------------------
   $24,778           $22,761            8.9%
-----------------------------------------------

         AVERAGE WEIGHTED MATURITY AT AUGUST 31, 1997

    Maturity               Value         % of          % of
    Schedule              (000s)       Portfolio     Portfolio
--------------------------------------------------------------
                                                      (cum.)
 0 -  1 Year              $   243          1.0%          1.0%
 2 - 10 Years              18,839         77.2          78.2
11 - 20 Years               3,990         16.4          94.6
21 - 30 Years               1,314          5.4         100.0%
                         ---------     ---------
                          $24,386        100.0%
                         ========      ========
Average Weighted Maturity--11.05 Years

SCHWAB SHORT/INTERMEDIATE GOVERNMENT BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
August 31, 1997

                                                             Par         Value
                                                            ------      --------
U.S. TREASURY OBLIGATIONS--54.6%(a)
U.S. Treasury Notes
  7.88%, 01/15/98                                           $2,700      $  2,723
  7.25%, 02/15/98                                            2,000         2,014
  5.88%, 08/15/98                                            2,000         2,003
  6.25%, 03/31/99                                            3,000         3,017
  6.88%, 07/31/99                                            8,000         8,129
  6.88%, 08/31/99                                            5,000         5,089
  7.13%, 09/30/99                                            5,000         5,112
  5.88%, 11/15/99                                            1,000           998
  7.75%, 12/31/99                                            5,000         5,187
  6.75%, 04/30/00                                            3,000         3,050
  5.88%, 06/30/00                                            3,000         2,986
  5.63%, 02/28/01                                            5,000         4,922
  8.00%, 05/15/01                                            1,900         2,013
  6.63%, 06/30/01                                            5,000         5,074
  6.38%, 09/30/01                                            5,000         5,031
  6.25%, 10/31/01                                            5,000         5,007
  6.63%, 03/31/02                                            4,000         4,062
  6.63%, 04/30/02                                            2,000         2,031
                                                                        --------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $68,186)                                                          68,448
                                                                        --------
AGENCY OBLIGATIONS--38.4%(a)
Federal Home Loan Bank
  7.28%, 02/24/98                                            6,340         6,391
  6.26%, 08/09/99                                            5,000         5,024
  6.58%, 09/25/00                                            5,000         5,016
  6.70%, 04/23/01                                            5,000         5,017
Federal Home Loan Mortgage Corp.
  7.05%, 08/02/01                                            5,000         5,058
  8.40%, 11/30/01                                            2,500         2,569
Federal National Mortgage Assoc.
  6.75%, 08/24/00                                            5,000         5,002
  6.45%, 03/26/01                                            5,000         5,004
  6.74%, 05/07/01                                            9,070         9,110
                                                                        --------
TOTAL AGENCY OBLIGATIONS
  (Cost $47,952)                                                          48,191
                                                                        --------

SCHWAB SHORT/INTERMEDIATE GOVERNMENT BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
August 31, 1997

                                                             Par         Value
                                                            ------      --------
CMO (PLANNED AMORTIZATION CLASS)--6.4%(a)(c)
Federal National Mortgage Assoc. Series 1992-93 GB
  7.00%, 10/25/00                                           $5,000      $  5,065
Federal National Mortgage Assoc. Series 1992-94 G
  7.00%, 04/25/00                                            3,000         3,023
                                                                        --------
TOTAL CMO (PLANNED AMORTIZATION CLASS)
  (Cost $7,944)                                                            8,088
                                                                        --------
CASH EQUIVALENTS--0.6%(b)
Provident Institutional Funds-Fed Funds
  Portfolio
  5.17%, 09/07/97                                              743           743
                                                                        --------
TOTAL CASH EQUIVALENTS
  (Cost $743)                                                                743
                                                                        --------
TOTAL INVESTMENTS--100%,
  (Cost $124,825)                                                       $125,470
                                                                        ========

See accompanying Notes to Schedules of Investments.

SCHWAB LONG-TERM GOVERNMENT BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
August 31, 1997

                                                              Par         Value
                                                             ------      -------
AGENCY OBLIGATIONS--65.3%(a)
Federal Farm Credit Bank
  8.06%, 01/04/05                                            $  815      $   882
  6.27%, 01/26/16                                             1,000          924
Federal Home Loan Bank
  6.45%, 06/08/05                                             1,000          991
  6.43%, 09/19/05                                             1,000          990
Federal Home Loan Mortgage Corp.
  6.92%, 09/15/05                                             1,000          996
  7.53%, 08/07/06                                             2,000        2,048
  6.88%, 11/22/06                                             1,000          993
  6.53%, 01/03/07                                             1,000          994
  8.57%, 10/26/09                                               500          517
Federal National Mortgage Assoc.
  8.50%, 02/01/05                                               500          523
  7.88%, 02/24/05                                             1,135        1,224
  7.94%, 09/13/06                                             2,750        2,818
  7.03%, 10/25/06                                             2,000        2,017
                                                                         -------
TOTAL AGENCY OBLIGATIONS
  (Cost $15,699)                                                          15,917
                                                                         -------
U.S. TREASURY OBLIGATIONS--33.7%(a)
U.S. Treasury Bonds
  7.25%, 05/15/16                                               300          318
  7.50%, 11/15/16                                             2,050        2,231
  7.13%, 02/15/23                                             1,250        1,314
U.S. Treasury Notes
  7.00%, 07/15/06                                             2,250        2,339
  6.50%, 10/15/06                                             1,000        1,006
  6.63%, 05/15/07                                             1,000        1,018
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $8,029)                                                            8,226
                                                                         -------
CASH EQUIVALENTS--1.0%(b)
Provident Institutional Funds-Fed Funds Portfolio
  5.17%, 09/07/97                                               243          243
                                                                         -------
TOTAL CASH EQUIVALENTS
  (Cost $243)                                                                243
                                                                         -------
TOTAL INVESTMENTS--100%,
  (Cost $23,971)                                                         $24,386
                                                                         =======

------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Interest rates represent coupon rate of security.

(b) Interest rate represents the yield as of report date.

(c) Maturity dates represent average weighted maturities of the underlying mortgage obligations.

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
August 31, 1997




                                                   Schwab            Schwab
                                             Short/Intermediate    Long-Term
                                                 Government        Government
                                                 Bond Fund         Bond Fund
                                              ---------------     -----------
ASSETS
Investments, at value (Cost: $124,825 and
  $23,971, respectively)                          $125,470         $ 24,386
Interest receivable                                  2,072              426
Receivable from advisor                                 --                7
Receivable for Fund shares sold                         90               21
Deferred organization costs                             --               11
Prepaid expenses                                        12               10
Dividends receivable                                     4                3
                                                  --------          -------
    Total assets                                   127,648           24,864
                                                  --------          -------
LIABILITIES
Payable for:
  Dividends                                            120               26
  Fund shares redeemed                                   8                8
  Investment advisory and administration
    fee                                                  1               --
  Other                                                 59               52
                                                  --------          -------
    Total liabilities                                  188               86
                                                  --------          -------
Net assets applicable to outstanding shares       $127,460         $ 24,778
                                                  ========          =======
NET ASSETS CONSIST OF:
  Paid-in-capital                                 $137,610         $ 24,705
  Undistributed net investment income                   48                7
  Accumulated net realized loss on
    investments sold                               (10,843)            (349)
  Net unrealized appreciation on
    investments                                        645              415
                                                  --------          -------
                                                  $127,460         $ 24,778
                                                  ========          =======
PRICING OF SHARES
  Outstanding shares, $0.00001 par value
    (unlimited shares authorized)                   13,086            2,542
  Net asset value, offering and redemption
    price per share                                  $9.74            $9.75

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (in thousands)
Year ended August 31, 1997




                                                    Schwab            Schwab
                                              Short/Intermediate    Long-Term
                                                  Government        Government
                                                  Bond Fund         Bond Fund
                                               ---------------     -----------
Interest income                                     $8,499           $1,520
                                                    ------           ------
Expenses:
  Investment advisory and administration fee           529               89
  Transfer agency and shareholder service
    fees                                               327               55
  Custodian fees                                        76               16
  Registration fees                                     35               31
  Professional fees                                     23               25
  Shareholder reports                                   51               10
  Trustees' fees                                         8                6
  Amortization of deferred organization
    costs                                                2               12
  Insurance and other expenses                          16               14
                                                    ------           ------
                                                     1,067              258
Less expenses reduced and absorbed
  (see Note 4)                                        (431)            (214)
                                                    ------           ------
  Total expenses incurred by Fund                      636               44
                                                    ------           ------
Net investment income                                7,863            1,476
                                                    ------           ------
Net realized loss on investments sold                 (105)             (51)
Increase in net unrealized appreciation on
  investments                                        1,132              869
                                                    ------           ------
  Net gain on investments                            1,027              818
                                                    ------           ------
Increase in net assets resulting from
  operations                                        $8,890           $2,294
                                                    ======           ======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                       Schwab                      Schwab
                                                 Short/Intermediate              Long-Term
                                                Government Bond Fund        Government Bond Fund
                                              ------------------------    ------------------------
                                              Year ended    Year ended    Year ended    Year ended
                                              August 31,    August 31,    August 31,    August 31,
                                                 1997          1996          1997          1996
                                              ----------    ----------    ----------    ----------
Operations:
 Net investment income                         $  7,863      $  8,917      $  1,476      $  1,100
 Net realized gain (loss) on investments
   sold                                            (105)            7           (51)          (30)
 Increase (decrease) in net unrealized
   appreciation on investments                    1,132        (2,489)          869          (887)
                                               --------      --------      --------      --------
 Increase in net assets resulting from
   operations                                     8,890         6,435         2,294           183
                                               --------      --------      --------      --------
Dividends to shareholders from net
 investment income                               (7,869)       (8,934)       (1,475)       (1,098)
                                               --------      --------      --------      --------
Capital share transactions:
 Proceeds from shares sold                       28,648        25,765        16,059        21,398
 Net asset value of shares issued in
   reinvestment of dividends                      6,022         6,945           970           741
 Less payments for shares redeemed              (42,250)      (53,383)      (15,831)      (11,412)
                                               --------      --------      --------      --------
 Increase (decrease) in net assets from
   capital share transactions                    (7,580)      (20,673)        1,198        10,727
                                               --------      --------      --------      --------
Total increase (decrease) in net assets          (6,559)      (23,172)        2,017         9,812
Net Assets:
 Beginning of period                            134,019       157,191        22,761        12,949
                                               --------      --------      --------      --------
 End of period (including undistributed net
   investment income of $48, $54, $7 and $6,
   respectively)                               $127,460      $134,019      $ 24,778      $ 22,761
                                               ========      ========      ========      ========
Number of Fund shares:
 Sold                                             2,944         2,618         1,658         2,191
 Reinvested                                         620           707           100            77
 Redeemed                                        (4,343)       (5,428)       (1,642)       (1,163)
                                               --------      --------      --------      --------
 Net increase (decrease) in shares
   outstanding                                     (779)       (2,103)          116         1,105
Shares Outstanding:
 Beginning of period                             13,865        15,968         2,426         1,321
                                               --------      --------      --------      --------
 End of period                                   13,086        13,865         2,542         2,426
                                               ========      ========      ========      ========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                               Schwab Short/Intermediate Government Bond Fund
                                  ------------------------------------------------------------------------
                                                                                    Eight
                                                                                    months        Year
                                             Year ended August 31,                  ended        ended
                                  --------------------------------------------    August 31,  December 31,
                                    1997        1996        1995        1994         1993         1992
                                  --------    --------    --------    --------    ----------  ------------
Net asset value at beginning of
 period                           $   9.67    $   9.84    $   9.81    $  10.64     $  10.26     $  10.28
Income from investment
 operations
-----------------------
 Net investment income                0.59        0.59        0.59        0.54         0.37         0.60
 Net realized and unrealized
   gain (loss) on investments         0.07       (0.17)       0.03       (0.71)        0.38         0.01
                                  ---------   ---------   ---------   ---------   ---------    ---------
 Total from investment
   operations                         0.66        0.42        0.62       (0.17)        0.75         0.61
Less distributions
-----------
 Dividends from net investment
   income                            (0.59)      (0.59)      (0.59)      (0.54)       (0.37)       (0.60)
 Distributions from realized
   gain on investments                  --          --          --       (0.12)          --        (0.03)
                                  ---------   ---------   ---------   ---------   ---------    ---------
 Total distributions                 (0.59)      (0.59)      (0.59)      (0.66)       (0.37)       (0.63)
                                  ---------   ---------   ---------   ---------   ---------    ---------
Net asset value at end of
 period                           $   9.74    $   9.67    $   9.84    $   9.81     $  10.64     $  10.26
                                  =========   =========   =========   =========   =========    =========
Total return (not annualized)         6.96%       4.39%       6.61%      (1.67)%       7.39%        6.08%
-------
Ratios/Supplemental data
----------------
 Net assets, end of period
   (000s)                         $127,460    $134,019    $157,191    $190,479     $273,973     $226,223
 Ratio of expenses to average
   net assets+                        0.49%       0.49%       0.58%       0.60%        0.60%*       0.43%
 Ratio of net investment income
   to average net assets+             6.02%       6.03%       6.11%       5.28%        5.28%*       5.78%
 Portfolio turnover rate                71%         80%        203%         91%         107%         185%

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average
    net assets                        0.82%       0.80%       0.81%       0.81%        0.84%*       0.89%
  Ratio of net investment
    income to average
    net assets                        5.69%       5.72%       5.88%       5.07%        5.04%*       5.32%

*  Annualized

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------

                                                            Schwab Long-Term Government Bond Fund
                                                    ------------------------------------------------------
                                                                                                  Period
                                                                                                  ended
                                                              Year ended August 31,             August 31,
                                                     1997        1996        1995        1994     1993**
                                                    -------     -------     -------     ------  ----------
Net asset value at beginning of period              $  9.38     $  9.80     $  9.33     $10.53    $10.00
Income from investment operations
-----------------------
 Net investment income                                 0.65        0.65        0.69       0.60      0.31
 Net realized and unrealized gain (loss) on
   investments                                         0.37       (0.42)       0.47      (1.20)     0.53
                                                    --------    --------    --------    -------  -------
 Total from investment operations                      1.02        0.23        1.16      (0.60)     0.84
Less distributions
-----------
 Dividends from net investment income                 (0.65)      (0.65)      (0.69)     (0.60)    (0.31)
 Distributions from realized gain on investments         --          --          --         --        --
                                                    --------    --------    --------    -------  -------
 Total distributions                                  (0.65)      (0.65)      (0.69)     (0.60)    (0.31)
                                                    --------    --------    --------    -------  -------
Net asset value at end of period                    $  9.75     $  9.38     $  9.80     $ 9.33    $10.53
                                                    ========    ========    ========    =======  =======
Total return (not annualized)                         11.18%       2.29%      13.03%    (5.80)%     8.63%
-------
Ratios/Supplemental data
----------------
 Net assets, end of period (000s)                   $24,778     $22,761     $12,949     $7,108    $2,806
 Ratio of expenses to average net assets+              0.20%       0.00%       0.00%      0.10%     0.26%*
 Ratio of net investment income to average net
   assets+                                             6.74%       6.67%       7.38%      6.27%     6.36%*
 Portfolio turnover rate                                 51%         66%        240%       123%       42%

---------------

 + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average
    net assets                                         1.18%       1.17%       1.18%      2.19%   19.19%*
  Ratio of net investment income to
    average net assets                                 5.76%       5.50%       6.20%      4.18%  (12.57)%*

 * Annualized

** For the period March 5, 1993 (commencement of operations) to August 31, 1993.

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended August 31, 1997

1. DESCRIPTION OF THE FUNDS

The Schwab Short/Intermediate Government Bond Fund and Schwab Long-Term Government Bond Fund (the "Funds") are series of Schwab Investments (the "Trust"), a no load, open-end, management investment company organized as a Massachusetts business trust on October 26, 1990 and registered under the Investment Company Act of 1940, as amended.

In addition to the Funds, the Trust also offers -- the Schwab 1000 Fund(R), Schwab California Short/Intermediate Tax-Free Bond Fund, Schwab California Long-Term Tax-Free Bond Fund, Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Bonds and notes are generally valued at prices obtained from an independent bond-pricing service. These securities are valued at the mean between the most recent bid and asked prices, or if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities within 60 days or less of maturity are stated at amortized cost, which approximates market value.

Security transactions and interest income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Interest income is accrued on a daily basis and includes amortization of premium and accretion of discount on investments. For callable bonds purchased at a premium, the excess of the purchase price over the call value is amortized against interest income through the call date. If the call provision is not exercised by the issuer, any remaining premium is amortized through the final maturity date.

------------------------------------------------------------------------------

Dividends to shareholders -- Each Fund declares a daily dividend, from its net investment income for that day, payable monthly. Distributions of net capital gains, if any, are recorded on ex-dividend date, payable annually on a calendar year basis.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

At August 31, 1997, (for financial reporting and federal income tax purposes), net unrealized appreciation for the Schwab Short/Intermediate Government Bond Fund aggregated $645,000 of which $733,000 related to appreciated securities and $88,000 related to depreciated securities, and net unrealized gain for the Schwab Long-Term Government Bond Fund aggregated $415,000, of which $557,000 related to appreciated securities and $142,000 related to depreciated securities.

At August 31, 1997, the Schwab Short/Intermediate Government Bond Fund had unused capital loss carryforwards, for federal income tax purposes, of $8,355,000, $2,216,000 and $183,000, expiring August 31, 2003, August 31, 2004 and August 31, 2005, respectively. The Schwab Long-Term Government Bond Fund had unused capital loss carryforwards of $237,000 and $94,000 expiring August 31, 2003 and August 31, 2005, respectively.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Funds each pay an annual fee, payable

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

monthly, of 0.41% of each Fund's average daily net assets. The Investment Manager has reduced a portion of its fee for the year ended August 31, 1997 (see
Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. Schwab has reduced a portion of its fees for the year ended August 31, 1997 (see
Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended August 31, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Funds incurred fees aggregating $14,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit each Fund's ratio of operating expenses to average net assets for each Fund. During the year ended August 31, 1997, the total of such fees reduced and absorbed by the Investment Manager and Schwab were $234,000 and $197,000 for the Schwab Short/Intermediate Government Bond Fund, respectively, and $160,000 and $54,000 for the Schwab Long-Term Government Bond Fund, respectively (see Financial Highlights).

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations, during the year ended August 31, 1997, were as follows (in thousands):

                                     Schwab                 Schwab
                               Short/Intermediate         Long-Term
                              Government Bond Fund   Government Bond Fund
                              --------------------   --------------------
Purchases                           $100,363               $12,911
Proceeds of sales and
  maturities                        $107,977               $10,792

------------------------------------------------------------------------------

To the Trustees
and Shareholders of the Schwab Short/Intermediate Government Bond Fund and the Schwab Long-Term Government Bond Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Short/Intermediate Government Bond Fund and the Schwab Long-Term Government Bond Fund (two series constituting part of Schwab Investments, hereafter referred to as the "Trust") at August 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
September 30, 1997

SCHWAB SHORT/INTERMEDIATE GOVERNMENT BOND FUND
------------------------------------------------------------------------------
PROXY VOTING RESULTS

A special meeting of the shareholders of Schwab Short/Intermediate Government Bond Fund was held on September 22, 1997. The results of votes taken among shareholders on proposals before them are listed below:

PROPOSAL 1

Election of Trustees.

                                         Number of            Number of
                                      Shares Voted For     Shares Withheld
                                      ----------------     ---------------
Charles R. Schwab                       7,449,331.00          168,434.00
Donald F. Dorward                       7,498,585.00          169,180.00
Robert G. Holmes                        7,500,116.00          167,649.00
William J. Klipp                        7,495,680.00          172,085.00
Timothy F. McCarthy                     7,501,454.00          166,311.00
Donald R. Stephens                      7,488,134.00          179,631.00
Michael W. Wilsey                       7,498,700.00          169,065.00

PROPOSAL 2

To approve amending the Fund's investment objective to seek to track the investment results of the bond index.

                               # of Shares Voted         % of Shares Voted
                             ---------------------     ---------------------
For                               7,031,786.00                  91.71%
Against                             355,011.00                   4.63%
Abstain                             280,968.00                   3.66%
                             -----------------         ---------------
     TOTAL                        7,667,765.00                 100.00%
                             =================         ===============

PROPOSAL 3.1

To approve changes to restrictions regarding borrowing and lending.

                               # of Shares Voted         % of Shares Voted
                             ---------------------     ---------------------
For                               6,777,034.00                  88.38%
Against                             439,507.00                   5.73%
Abstain                             451,223.00                   5.89%
                             -----------------         ---------------
     TOTAL                        7,667,764.00                 100.00%
                             =================         ===============

------------------------------------------------------------------------------

PROPOSAL 3.2

To approve change in restriction regarding underwriting of securities.

                               # of Shares Voted         % of Shares Voted
                             ---------------------     ---------------------
For                               6,784,302.00                  88.48%
Against                             446,855.00                   5.83%
Abstain                             436,607.00                   5.69%
                             -----------------         ---------------
     TOTAL                        7,667,764.00                 100.00%
                             =================         ===============

PROPOSAL 3.3

To approve change in restriction regarding concentration of a Fund's investments.

                               # of Shares Voted         % of Shares Voted
                             ---------------------     ---------------------
For                               6,764,057.00                  88.22%
Against                             457,249.00                   5.96%
Abstain                             446,458.00                   5.82%
                             -----------------         ---------------
     TOTAL                        7,667,764.00                 100.00%
                             =================         ===============

PROPOSAL 3.4

To approve change in restriction regarding investment in "illiquid securities."

                               # of Shares Voted         % of Shares Voted
                             ---------------------     ---------------------
For                               6,731,379.00                  87.79%
Against                             486,722.00                   6.35%
Abstain                             449,664.00                   5.86%
                             -----------------         ---------------
     TOTAL                        7,667,765.00                 100.00%
                             =================         ===============

PROPOSAL 3.5

To approve change in restriction regarding purchasing securities in which certain affiliated persons also invest.

                               # of Shares Voted         % of Shares Voted
                             ---------------------     ---------------------
For                               6,722,855.00                  87.68%
Against                             499,132.00                   6.51%
Abstain                             445,777.00                   5.81%
                             -----------------         ---------------
     TOTAL                        7,667,764.00                 100.00%
                             =================         ===============

SCHWAB SHORT/INTERMEDIATE GOVERNMENT BOND FUND
------------------------------------------------------------------------------
PROXY VOTING RESULTS (CONTINUED)

PROPOSAL 3.6

To approve change in restriction regarding investment in commodities and real estate.

                               # of Shares Voted         % of Shares Voted
                             ---------------------     ---------------------
For                               6,682,534.00                  87.15%
Against                             542,152.00                   7.07%
Abstain                             443,078.00                   5.78%
                             -----------------         ---------------
     TOTAL                        7,667,764.00                 100.00%
                             =================         ===============

SCHWAB LONG-TERM GOVERNMENT BOND FUND
------------------------------------------------------------------------------
PROXY VOTING RESULTS

A special meeting of the shareholders of Schwab Long-Term Government Bond Fund was held on September 22, 1997. The results of votes taken among shareholders on proposals before them are listed below:

PROPOSAL 1

Election of Trustees.

                                         Number of            Number of
                                      Shares Voted For     Shares Withheld
                                      ----------------     ---------------
Charles R. Schwab                       1,232,660.00           37,431.00
Donald F. Dorward                       1,234,866.00           35,225.00
Robert G. Holmes                        1,234,978.00           35,113.00
William J. Klipp                        1,236,485.00           33,606.00
Timothy F. McCarthy                     1,236,485.00           33,606.00
Donald R. Stephens                      1,236,597.00           33,494.00
Michael W. Wilsey                       1,236,597.00           33,494.00

PROPOSAL 2

To approve amending the Fund's investment objective to seek to track the investment results of the bond index.

                               # of Shares Voted         % of Shares Voted
                             ---------------------     ---------------------
For                               1,131,277.00                  89.07%
Against                              91,199.00                   7.18%
Abstain                              47,614.00                   3.75%
                             -----------------         ---------------
     TOTAL                        1,270,090.00                 100.00%
                             =================         ===============

PROPOSAL 3.1

To approve changes to restrictions regarding borrowing and lending.

                               # of Shares Voted         % of Shares Voted
                             ---------------------     ---------------------
For                               1,081,446.00                  85.15%
Against                             107,432.00                   8.46%
Abstain                              81,212.00                   6.39%
                             -----------------         ---------------
     TOTAL                        1,270,090.00                 100.00%
                             =================         ===============

SCHWAB LONG-TERM GOVERNMENT BOND FUND
------------------------------------------------------------------------------
PROXY VOTING RESULTS (CONTINUED)

PROPOSAL 3.2

To approve change in restriction regarding underwriting of securities.

                               # of Shares Voted         % of Shares Voted
                             ---------------------     ---------------------
For                               1,082,652.00                  85.24%
Against                             105,707.00                   8.32%
Abstain                              81,731.00                   6.44%
                             -----------------         ---------------
     TOTAL                        1,270,090.00                 100.00%
                             =================         ===============

PROPOSAL 3.3

To approve change in restriction regarding concentration of a Fund's investments.

                               # of Shares Voted         % of Shares Voted
                             ---------------------     ---------------------
For                               1,079,847.00                  85.02%
Against                             108,851.00                   8.57%
Abstain                              81,392.00                   6.41%
                             -----------------         ---------------
     TOTAL                        1,270,090.00                 100.00%
                             =================         ===============

PROPOSAL 3.4

To approve change in restriction regarding investment in "illiquid securities."

                               # of Shares Voted         % of Shares Voted
                             ---------------------     ---------------------
For                               1,078,350.00                  84.91%
Against                             110,528.00                   8.70%
Abstain                              81,212.00                   6.39%
                             -----------------         ---------------
     TOTAL                        1,270,090.00                 100.00%
                             =================         ===============

PROPOSAL 3.5

To approve change in restriction regarding purchasing securities in which certain affiliated persons also invest.

                               # of Shares Voted         % of Shares Voted
                             ---------------------     ---------------------
For                               1,075,210.00                  84.66%
Against                             113,295.00                   8.92%
Abstain                              81,585.00                   6.42%
                             -----------------         ---------------
     TOTAL                        1,270,090.00                 100.00%
                             =================         ===============

------------------------------------------------------------------------------

PROPOSAL 3.6

To approve change in restriction regarding investment in commodities and real estate.

                               # of Shares Voted         % of Shares Voted
                             ---------------------     ---------------------
For                               1,072,155.00                  84.42%
Against                             116,723.00                   9.19%
Abstain                              81,212.00                   6.39%
                             -----------------         ---------------
     TOTAL                        1,270,090.00                 100.00%
                             =================         ===============

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS
                   Schwab Asset Director(R) - High Growth Fund
                  Schwab Asset Director - Balanced Growth Fund
                Schwab Asset Director - Conservative Growth Fund
                 Schwab OneSource Portfolios - Growth Allocation
                Schwab OneSource Portfolios - Balanced Allocation

                               SCHWAB STOCK FUNDS
                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(R)
                         Schwab Small-Cap Index Fund(R)
                   Schwab OneSource Portfolios - Small Company
                       Schwab International Index Fund(R)
                   Schwab OneSource Portfolios - International

                                SCHWAB BOND FUNDS
         Schwab Government Bond Funds - Long-Term and Short/Intermediate
          Schwab Tax-Free Bond Funds - Long-Term and Short/Intermediate
    Schwab California Tax-Free Bond Funds - Long-Term and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-435-4000 for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

*Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

                                                               ==============
SCHWABFUNDS                                                       BULK RATE
FAMILY                                                          U.S. POSTAGE
101 Montgomery Street                                               PAID
San Francisco, California 94104                                CHARLES SCHWAB
                                                               ==============





INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF5005R(10/97) CRS 20155 Printed on recycled paper.